Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	2023	2022
Non-interest bearing checking accounts	$92,216	$88,728
Interest bearing checking accounts	104,274	-
Savings accounts	841	1,597
Money market accounts	218,525	260,972
Certificate of deposit accounts	215,843	197,951
Total	$631,699	$549,248

Certificate of Deposit by Maturity [Table Text Block]
Years ending December 31:
2024	$113,732
2025	36,393
2026	12,156
2027	23,850
2028	29,712
Total	$215,843